Fair Value of Above/Below Market Acquired Time Charters and Gain/Loss on Time Charter Agreement Termination (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			2 Months Ended	12 Months Ended		27 Months Ended	52 Months Ended	36 Months Ended	12 Months Ended	56 Months Ended		0 Months Ended		1 Months Ended	34 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 17, 2011 Star Cosmo	Dec. 31, 2011 Star Cosmo	Dec. 31, 2010 Star Cosmo	May 01, 2011 Star Cosmo	Nov. 30, 2015 Star Big	Aug. 31, 2014 Star Mega	Dec. 31, 2011 Star Sigma	Oct. 29, 2013 Star Sigma	Jan. 04, 2012 Star Sigma	Jan. 04, 2012 Star Sigma - Amount received in cash	Jan. 04, 2012 Star Sigma - Value of fuels received as compensation	Jan. 17, 2011 Star Omicron	Feb. 22, 2011 Star Omicron
Fair Value of Above/Below Market Acquired Time Charters and Gain/Loss on Time Charter Agreement Termination [Line Items]
Amortization of fair value of below market acquired time charters	$ 0	$ 452	$ 1,360		$ 452	$ 1,360
Write off of unamortized fair value of below market acquired time charter on vessel redelivery	0	273	0	273
Gain on time charter agreement termination	6,454	2,010	0										5,734	720	1,210
Metric tons of fuel oil												1,027
Gross daily charter rate							36	25	24		38					43
Redelivery date				Feb. 17, 2011						Dec. 31, 2011					Jan. 17, 2011
Write off of unamortized time charter termination deferred revenue				$ 324						$ 203